Available-For-Sale Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Available-for-sale Financial Assets
Schedule of Available-For-Sale Financial Assets
	As At March 31
	2020	2019
	(in thousands)
Non – Current Investments
Valuable Technologies Limited	$140	$2,000
LMB Holdings Limited	—	650
	$140	$2,650
Current Investments Polyxo Global Limited	$225	$1,042
Plutus Opportunities Fund Limited	3,577	—
	$3,942	$3,692

Disclosure of Measurements of Financial Assets
	Financial Assets at FVTPL	Financial Assets at FVTOCI

As at March 31, 2018	$27,257	$—
Reclassification (refer note 29)	(27,257)	27,257
Additions	1,005	80
Fair valuation gain / (loss)	37	(24,687
As at March 31, 2019	1,042	$2,650
Additions/(Disposal)	4,013	(650)
Fair valuation gain / (loss)	(1,253)	(1,860)
As at March 31, 2020	$3,802	$140